Offsetting Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Offsetting Of Financial Assets [Line Items]
Summary of Recognized Financial Instruments

The following table presents the recognized financial instruments that are offset as at December 31, 2024 and 2023:

	Effects of offsetting on the Consolidated
	Statements of Financial Position
		Gross amounts	Net amounts
2024	Gross amounts	set off	presented
Financial assets	USD	USD	USD
Cash and cash equivalents	425,172	—	425,172
Financial assets at FVPL	129,319	—	129,319
Trade and other receivables	504,529	(7,816)	496,713
Derivative financial instruments	2,874	—	2,874
Other assets	18,805	—	18,805
Total	1,080,699	(7,816)	1,072,883
Financial liabilities
Trade and other payables	614,762	(16,975)	597,787
Lease Liabilities	4,000	—	4,000
Derivative financial instruments	6,227	—	6,227
Financial liabilities	50,455	—	50,455
Total	675,444	(16,975)	658,469

		Gross amounts	Net amounts
2023	Gross amounts	set off	presented
Financial assets	USD	USD	USD
Cash and cash equivalents	536,160	—	536,160
Financial assets at FVPL	104,387	—	104,387
Trade and other receivables	385,237	(21,863)	363,374
Derivative financial instruments	2,040	—	2,040
Other assets	11,782	—	11,782
Total	1,039,606	(21,863)	1,017,743
Financial liabilities
Trade and other payables	624,356	(21,863)	602,493
Lease Liabilities	3,957	—	3,957
Derivative financial instruments	948	—	948
Total	629,261	(21,863)	607,398